EQUITY - Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash flow hedge reserve	€ 20	€ (17)	€ (26)
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(754)	(629)	(723)
Total other reserves	€ (537)	€ (449)	€ (552)